Subsequent events Subsequent Events (Details) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended
	Sep. 20, 2021 USD ($) shares	Sep. 15, 2021 $ / shares	Aug. 12, 2021 USD ($) shares	Aug. 04, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)
Subsequent Event [Line Items]
Preferred Stock, Shares Issued | shares						0
Proceeds from Issuance of Debt						$ 0	$ 110,178
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares		$ 0.01
Subsequent Event [Member] | Seajacks International Limited [Member]
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares			8,130,000
Noncash or Part Noncash Acquisition, Debt Assumed			$ 302,000
Distributions on Mandatorily Redeemable Securities			71,000
Payments to Acquire Businesses, Gross			$ 12,000
Preferred Stock, Shares Issued | shares	700,000
Common Stock, Shares, Issued | shares	7,000,000
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Proceeds from Subordinated Short-term Debt	$ 87,700
Repayments of Debt	267,500
Subordinated Long-term Debt, Noncurrent	$ 70,700
Subsequent Event [Member] | Seajacks International Limited [Member] | Bears interest until November 30, 2021 [Member]
Subsequent Event [Line Items]
Subordinated Borrowing, Interest Rate	1.00%
Subsequent Event [Member] | Seajacks International Limited [Member] | Bears interest from December 1, 2021
Subsequent Event [Line Items]
Subordinated Borrowing, Interest Rate	5.50%
Subsequent Event [Member] | Seajacks International Limited [Member] | Bears interest from January 1, 2022
Subsequent Event [Line Items]
Subordinated Borrowing, Interest Rate	8.00%
Subsequent Event [Member] | Seajacks International Limited [Member] | Bears interest until December 31, 2021
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Subsequent Event [Member] | Seajacks International Limited [Member] | Bears interest after December 31, 2021
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Scorpio Holdings Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessels sold					5
Consideration received from sale of vessel					$ 10,000
$60.0 Million Senior Secured- ING Bank NV [Member] | Subsequent Event [Member] | Seajacks International Limited [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.45%
Long-term Debt, Gross	$ 60,000
Proceeds from Issuance of Debt	$ 40,000
SBI Samba [Member] | $21.4 Million Lease Financing - SBI Samba [Member] | Scorpio Holdings Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt novation				$ 18,200